Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Location and effect of the derivative instrument on the statements of operations
	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Location of (gain) loss recognized	Amount of (gain) loss recognized in the year ending December 31,
		2011	2010
Interest rate swap	Interest expense, net	$793	$(1,742)
Hedged item - debt	Interest expense, net	(2,536)	1,581

		$(1,743)	$(161)